EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
We compute basic earnings per share for Common Stock and Class B common stock using the two-class method. The Class B common stock is convertible into Common Stock on a share-for-share basis at any time. The computation of diluted earnings per share for Common Stock assumes the conversion of Class B common stock using the if-converted method, while the diluted earnings per share of Class B common stock does not assume the conversion of those shares.
We compute basic and diluted earnings per share based on the weighted-average number of shares of Common Stock and Class B common stock outstanding as follows:

For the years ended December 31,	2017		2016		2015
	Common Stock	Class B Common Stock	Common Stock	Class B Common Stock	Common Stock	Class B Common Stock
Basic earnings per share:
Numerator:
Allocation of distributed earnings (cash dividends paid)	$385,878	$140,394	$367,081	$132,394	$352,953	$123,179
Allocation of undistributed earnings	188,286	68,423	162,299	58,270	27,324	9,495
Total earnings—basic	$574,164	$208,817	$529,380	$190,664	$380,277	$132,674

Denominator (shares in thousands):
Total weighted-average shares—basic	151,625	60,620	153,519	60,620	158,471	60,620

Earnings Per Share—basic	$3.79	$3.44	$3.45	$3.15	$2.40	$2.19

Diluted earnings per share:
Numerator:
Allocation of total earnings used in basic computation	$574,164	$208,817	$529,380	$190,664	$380,277	$132,674
Reallocation of total earnings as a result of conversion of Class B common stock to Common stock	208,817	—	190,664	—	132,674	—
Reallocation of undistributed earnings	—	(492)	—	(324)	—	(69)
Total earnings—diluted	$782,981	$208,325	$720,044	$190,340	$512,951	$132,605

Denominator (shares in thousands):
Number of shares used in basic computation	151,625	60,620	153,519	60,620	158,471	60,620
Weighted-average effect of dilutive securities:
Conversion of Class B common stock to Common shares outstanding	60,620	—	60,620	—	60,620	—
Employee stock options	1,144	—	964	—	1,335	—
Performance and restricted stock units	353	—	201	—	225	—
Total weighted-average shares—diluted	213,742	60,620	215,304	60,620	220,651	60,620

Earnings Per Share—diluted	$3.66	$3.44	$3.34	$3.14	$2.32	$2.19

The earnings per share calculations for the years ended December 31, 2017, 2016 and 2015 excluded 2,374, 3,680 and 2,660 stock options (in thousands), respectively, that would have been antidilutive.